Basic and diluted earnings (loss) per share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator :
Net income (loss)	$ (249,752)	$ (414,153)	$ 69,884
Denominator:
Weighted-average ordinary shares outstanding	4,072,386,826	2,579,202,596	2,560,106,403
Basic earnings (loss) per Class A and Class B ordinary share (US$ cent per share)	$ (6.13)	$ (16.06)	$ 2.73
Diluted earnings (loss) per share calculation Numerator :
Net income (loss)	$ (249,752)	$ (414,153)	$ 69,884
Diluted net earnings/(loss) per share calculation: Denominator
Weighted-average ordinary shares outstanding	4,072,386,826	2,579,202,596	2,560,106,403
Add: weighted-average RSUs			17,785,666
Weighted-average number of shares used in calculating diluted earnings (loss) per Class A and Class B ordinary share	4,072,386,826	2,579,202,596	2,577,892,069
Diluted earnings (loss) per Class A and Class B ordinary share (US$ cent per share)	$ (6.13)	$ (16.06)	$ 2.71
Class A and Class B ordinary share
Denominator:
Basic earnings (loss) per Class A and Class B ordinary share (US$ cent per share)	$ (6.13)	$ (16.06)	$ 2.73
Diluted net earnings/(loss) per share calculation: Denominator
Weighted-average number of shares used in calculating diluted earnings (loss) per Class A and Class B ordinary share	4,072,386,826	2,579,202,596	2,577,892,069
Diluted earnings (loss) per Class A and Class B ordinary share (US$ cent per share)	$ (6.13)	$ (16.06)	$ 2.71